Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details)	3 Months Ended
Apr. 30, 2015 USD ($)
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 1	$ 11,700
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 2	27,380
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 3	12,688
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 4	14,211
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 5	7,661
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 6	29,944
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 7	8,453
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 8	29,945
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 9	19,361
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 10	57,324
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 11	21,141
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 12	$ 44,156